Related Party Disclosures - Summary of Disclosure of Transactions Between Related Parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Disclosure of transactions between related parties [line items]
Purchase of treasury shares	$ 318,882
Immediate Holding Company [Member] | Repurchase of shares of the Company [Member]
Disclosure of transactions between related parties [line items]
Description of related party relationship	Immediate holding company
Description of nature of transactions	Repurchase of shares of the Company
Purchase of treasury shares	$ 318,882	$ 0	$ 0
Immediate Holding Company [Member] | Consideration for acquisition of AMTD Assets
Disclosure of transactions between related parties [line items]
Description of related party relationship	Immediate holding company
Description of nature of transactions	Consideration for acquisition of AMTD Assets
Revenue from rendering of services, related party transactions	$ 266,647	0	0
Fellow Subsidiaries [Member] | Digital solutions services—financial services rendered [Member]
Disclosure of transactions between related parties [line items]
Description of related party relationship	Fellow subsidiaries
Description of nature of transactions	Digital solutions services—financial services rendered
Revenue from rendering of services, related party transactions	$ 52	74	11
A Related Company [Member] | Digital solutions services—non financial services income [member]
Disclosure of transactions between related parties [line items]
Description of related party relationship	A related company
Description of nature of transactions	Digital solutions services—non financial services rendered
Revenue from rendering of services, related party transactions	$ 0	0	645
Ultimate Holding Company [Member] | Digital solutions services—financial services rendered [Member]
Disclosure of transactions between related parties [line items]
Description of related party relationship	Ultimate holding company
Description of nature of transactions	Digital solutions services—financial services rendered
Revenue from rendering of services, related party transactions	$ 7	11	62
Ultimate Holding Company [Member] | Digital solutions services—non financial services income [member]
Disclosure of transactions between related parties [line items]
Description of related party relationship	Ultimate holding company
Description of nature of transactions	Digital solutions services—non financial services rendered
Revenue from rendering of services, related party transactions	$ 2,168	1,642	963
Ultimate Holding Company [Member] | Corporate expenses allocated [Member]
Disclosure of transactions between related parties [line items]
Description of related party relationship	Ultimate holding company
Description of nature of transactions	Corporate expenses allocated
Services received, related party transactions	$ 1,212	910	803
Ultimate Holding Company [Member] | Interest Income [Member]
Disclosure of transactions between related parties [line items]
Description of related party relationship	Ultimate holding company
Description of nature of transactions	Interest income
Revenue from rendering of services, related party transactions	$ 6,612	$ 0	$ 0